4. Disposition of SPI China (Tables)	12 Months Ended
Dec. 31, 2019
Discontinued Operations and Disposal Groups [Abstract]
Information related to disposal group

The following are revenues and loss from discontinued operations:

	For the years ended December 31,
	2019	2018	2017
Net sales	$–	4,681	5,945
Cost of revenue	–	2,027	6,235
Gross profit (loss)	–	2,654	(290)
General and administrative	–	2,904	8,391
Sales, marketing and customer service	–	887	4,796
Provision for doubtful accounts, notes and other receivable	–	195	7,485
Impairment charges on goodwill and intangible assets	–	–	205
Impairment charges on property, plant and equipment	–	–	3,755
Impairment charges on project assets	–	–	3,354
Impairment charges on finance lease receivable	–	–	23,967
Total operating expense	–	3,986	51,953
Total other expense, net	–	(4,790)	(12,188)
Loss from discontinued operations before income tax	–	(6,122)	(64,431)
Income tax expense	–	–	14
Loss from discontinued operations, net of income tax	$–	(6,122)	(64,445)